IFRS 7 Disclosure (Summary of Liquid Assets by Type and Currency) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	$ 635,107	$ 645,321
Securities received as collateral from securities financing and derivative transactions	351,895	296,748
Total liquid assets	987,002	942,069
Encumbered liquid assets	403,935	357,542
Unencumbered liquid assets	583,067	584,527
Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	155,500	163,269
Securities received as collateral from securities financing and derivative transactions	128,048	117,083
Total liquid assets	283,548	280,352
Encumbered liquid assets	124,734	110,064
Unencumbered liquid assets	158,814	170,288
Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	479,607	482,052
Securities received as collateral from securities financing and derivative transactions	223,847	179,665
Total liquid assets	703,454	661,717
Encumbered liquid assets	279,201	247,478
Unencumbered liquid assets	424,253	$ 414,239
Cash and central bank reserves [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	17,966
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	17,966
Encumbered liquid assets	1,130
Unencumbered liquid assets	16,836
Cash and central bank reserves [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	89,425
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	89,425
Encumbered liquid assets	185
Unencumbered liquid assets	89,240
Obligations of government, federal agencies, public sector entities, and multilateral development banks [member] [Member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	112,902
Securities received as collateral from securities financing and derivative transactions	117,718
Total liquid assets	230,620
Encumbered liquid assets	95,245
Unencumbered liquid assets	135,375
Obligations of government, federal agencies, public sector entities, and multilateral development banks [member] [Member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	215,537
Securities received as collateral from securities financing and derivative transactions	160,502
Total liquid assets	376,039
Encumbered liquid assets	179,623
Unencumbered liquid assets	196,416
Equities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	18,403
Securities received as collateral from securities financing and derivative transactions	4,111
Total liquid assets	22,514
Encumbered liquid assets	19,146
Unencumbered liquid assets	3,368
Equities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	65,295
Securities received as collateral from securities financing and derivative transactions	42,664
Total liquid assets	107,959
Encumbered liquid assets	62,020
Unencumbered liquid assets	45,939
Other debt securities [Member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	6,229
Securities received as collateral from securities financing and derivative transactions	6,219
Total liquid assets	12,448
Encumbered liquid assets	9,213
Unencumbered liquid assets	3,235
Other debt securities [Member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	77,703
Securities received as collateral from securities financing and derivative transactions	17,744
Total liquid assets	95,447
Encumbered liquid assets	29,212
Unencumbered liquid assets	66,235
Other securities [member] | Canadian Dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	0
Securities received as collateral from securities financing and derivative transactions	0
Total liquid assets	0
Encumbered liquid assets	0
Unencumbered liquid assets	0
Other securities [member] | Other than Canadian dollar [member]
Disclosure Of Liquid Assets By Type And Currency [Line Items]
Bank-owned liquid assets	31,647
Securities received as collateral from securities financing and derivative transactions	2,937
Total liquid assets	34,584
Encumbered liquid assets	8,161
Unencumbered liquid assets	$ 26,423